Consolidated Statements of Financial Position		Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Assets
Cash and cash equivalents		$ 15,231,108	$ 4,617,034
Trade receivables	[1]	105,911	113,422
Other receivables	[1]	528,991	202,292
Inventory		163,414
Prepaid expenses		40,082	41,093
Total Current Assets		16,069,506	4,973,841
Intangible assets		19,800,767	25,262,767
Property and equipment		2,805	4,459
Total Assets		35,873,078	30,241,067
Liabilities
Trade payables and accrued liabilities		317,537	401,938
Related Parties		113,892	233,691
Deferred revenue		145,404	140,088
Enhanced voting preference shares		35,979	35,608
Derivative for settlement agreement		191,884
Long term loan – current portion			40,769
Total Current Liabilities		804,696	852,094
Derivative warrants liabilities		5,802	24,517,927
Derivative for settlement agreement			378,817
Liabilities for employee benefits		62,212	100,430
Total Liabilities		872,710	25,849,268
Shareholders’ Equity
Share capital		94,159,660	76,391,417
Share-based payment reserve		1,096,335	1,043,586
Translation differences reserve		(350,710)	(164,312)
Capital reserve for re-measurement of defined benefit plan		75,215	23,534
Accumulated Deficit		(59,980,132)	(72,902,426)
Total Shareholders’ equity		35,000,368	4,391,799
Total Liabilities and Shareholders’ Equity		$ 35,873,078	$ 30,241,067

[1]	reclassified to conform to the current period presentation